TAXATION - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Beginning balance	£ 506	£ 490
Income statement charge	(372)	(158)	£ (460)
Other comprehensive income charge	(14)	(47)
Corporate income tax paid	46	240
Other movements	189	(19)
Ending balance	£ 355	£ 506	£ 490